Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates that were used in Creating the Unaudited Condensed Consolidated Financial Statements (Details)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Period-end spot rate [Member]
Schedule of Currency Exchange Rates that were used in Creating the Unaudited Condensed Consolidated Financial Statements [Line Items]
Currency exchange rates period-end spot	7.2993		7.2672
Average rate [Member]
Schedule of Currency Exchange Rates that were used in Creating the Unaudited Condensed Consolidated Financial Statements [Line Items]
Currency exchange rates average	7.1767	7.2347